Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Accredit Loans Inc, 2006-QS8

	2. Factor Summary			Asset Type:	Mortgage Asset-Backed Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	07/28/2006
4. Interest Summary

				First Distribution Date:	08/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	10/23/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	10/25/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	10/24/2006

	8. Collateral Summary			Definitive:	09/29/2006

				Variable Book Entry:	10/24/2006
9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Deutsche Bank Trust Company Americas
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	714-247-6000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Rona Hsu
14. Credit Enhancement Report

				Telephone:	818-260-1508
15. Distribution Percentages

				Pool(s) :	40373
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

1. Distribution Summary

Class	CUSIP		Original Face Value		Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

					(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	75115AAA9	315,600,000.00		315,600,000.00		6.00000000	0.00	1,578,000.00	1,578,000.00	0.00	0.00	0.00	315,600,000.00

A-2	75115AAB7	101,000,000.00		101,000,000.00		6.00000000	0.00	505,000.00	505,000.00	0.00	0.00	0.00	101,000,000.00

A-3	75115AAC5	135,064,000.00		135,064,000.00		6.00000000	0.00	675,320.00	675,320.00	0.00	0.00	0.00	135,064,000.00

A-4	75115AAD3	348,750,000.00		327,620,627.86		5.78000001	13,910,049.88	1,578,039.36	15,488,089.24	0.00	0.00	0.00	313,710,577.98

			1		1									1
A-5	75115AAE1	348,750,000.00		327,620,627.86		0.21999999	0.00	60,063.78	60,063.78	0.00	0.00	0.00	313,710,577.98

A-P	75115AAF8	702,754.04		698,385.01		0.00000000	747.31	0.00	747.31	0.00	0.00	0.00	697,637.70

			1		1									1
A-V	75115AAG6	996,346,144.66		945,077,048.92		0.84976331	0.00	669,243.17	669,243.17	0.00	0.00	0.00	931,134,193.74

R-I	75115AAH4	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

R-II	75115AAJ0	100.00		0.00		6.00000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	75115AAK7	34,789,200.00		34,717,116.94		6.00000000	17,097.74	173,585.58	190,683.32	0.00	0.00	0.00	34,700,019.20

M-2	75115AAL5	10,146,700.00		10,125,676.08		6.00000000	4,986.76	50,628.38	55,615.14	0.00	0.00	0.00	10,120,689.32

M-3	75115AAM3	7,730,700.00		7,714,682.03		6.00000000	3,799.39	38,573.41	42,372.80	0.00	0.00	0.00	7,710,882.64

B-1	75115AAN1	4,831,800.00		4,821,788.53		6.00000000	2,374.67	24,108.94	26,483.61	0.00	0.00	0.00	4,819,413.86

B-2	75115AAP6	3,865,400.00		3,857,390.91		6.00000000	1,899.72	19,286.95	21,186.67	0.00	0.00	0.00	3,855,491.19

B-3	75115AAQ4	3,865,390.62		3,857,381.55		6.00000000	1,899.71	19,286.91	21,186.62	0.00	0.00	0.00	3,855,481.84

Deal Totals		966,346,144.66		945,077,048.91			13,942,855.18	5,391,136.48	19,333,991.66	0.00	0.00	0.00	931,134,193.73

1.Notional Balance

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	75115AAA9	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-2	75115AAB7	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-3	75115AAC5	1,000.00000000	0.00000000	5.00000000	5.00000000	0.00000000	0.00000000	1,000.00000000

A-4	75115AAD3	939.41398670	39.88544768	4.52484404	44.41029173	0.00000000	0.00000000	899.52853901

A-5	75115AAE1	939.41398670	0.00000000	0.17222589	0.17222589	0.00000000	0.00000000	899.52853901

A-P	75115AAF8	993.78298843	1.06340193	0.00000000	1.06340193	0.00000000	0.00000000	992.71958650

A-V	75115AAG6	948.54288741	0.00000000	0.67169746	0.67169746	0.00000000	0.00000000	934.54890023

R-I	75115AAH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

R-II	75115AAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	75115AAK7	997.92800467	0.49146689	4.98963989	5.48110678	0.00000000	0.00000000	997.43653778

M-2	75115AAL5	997.92800418	0.49146619	4.98963998	5.48110617	0.00000000	0.00000000	997.43653799

M-3	75115AAM3	997.92800523	0.49146778	4.98964001	5.48110779	0.00000000	0.00000000	997.43653744

B-1	75115AAN1	997.92800406	0.49146695	4.98963947	5.48110642	0.00000000	0.00000000	997.43653711

B-2	75115AAP6	997.92800486	0.49146789	4.98963885	5.48110674	0.00000000	0.00000000	997.43653697

B-3	75115AAQ4	997.92800501	0.49146650	4.98964061	5.48110711	0.00000000	0.00000000	997.43653851

Deal Factor :	96.35617619%

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	09/01/2006	09/30/2006	30/360	315,600,000.00		6.00000000	1,578,000.00	0.00	0.00	0.00	0.00	1,578,000.00	0.00

A-2	09/01/2006	09/30/2006	30/360	101,000,000.00		6.00000000	505,000.00	0.00	0.00	0.00	0.00	505,000.00	0.00

A-3	09/01/2006	09/30/2006	30/360	135,064,000.00		6.00000000	675,320.00	0.00	0.00	0.00	0.00	675,320.00	0.00

A-4	09/25/2006	10/24/2006	30/360	327,620,627.86		5.78000001	1,578,039.36	0.00	0.00	0.00	0.00	1,578,039.36	0.00

A-5	09/25/2006	10/24/2006	30/360	327,620,627.86	1	0.21999999	60,063.78	0.00	0.00	0.00	0.00	60,063.78	0.00

A-V	09/01/2006	09/30/2006	30/360	945,077,048.92	1	0.84976331	669,243.17	0.00	0.00	0.00	0.00	669,243.17	0.00

M-1	09/01/2006	09/30/2006	30/360	34,717,116.94		6.00000000	173,585.58	0.00	0.00	0.00	0.00	173,585.58	0.00

M-2	09/01/2006	09/30/2006	30/360	10,125,676.08		6.00000000	50,628.38	0.00	0.00	0.00	0.00	50,628.38	0.00

M-3	09/01/2006	09/30/2006	30/360	7,714,682.03		6.00000000	38,573.41	0.00	0.00	0.00	0.00	38,573.41	0.00

B-1	09/01/2006	09/30/2006	30/360	4,821,788.53		6.00000000	24,108.94	0.00	0.00	0.00	0.00	24,108.94	0.00

B-2	09/01/2006	09/30/2006	30/360	3,857,390.91		6.00000000	19,286.95	0.00	0.00	0.00	0.00	19,286.95	0.00

B-3	09/01/2006	09/30/2006	30/360	3,857,381.55		6.00000000	19,286.91	0.00	0.00	0.00	0.00	19,286.91	0.00

Deal Totals				944,378,663.90			5,391,136.48	0.00	0.00	0.00	0.00	5,391,136.48	0.00

1.Notional Balance

Current Index Rates

Index Type	Rate	Classes

BTLIB TEL 25 -2BD	5.33000000	A-4, A-5

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	11,714.19	11,714.19	0.00	0	0.00	199,634.71	54,755.56	201,487.27	0.00	0.00	0.00

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

8. Collateral Summary

A. Loan Count and Balances

	Original Loan Count/ Scheduled Principal Balance		Beginning Loan Count/ Scheduled Principal Balance		Curtailments		Payoffs		Total Repurchases		Principal Portion of Losses		Ending Loan Count/ Scheduled Principal Balance

	Count	Balance	Count	Balance	Count	Amount	Count	Amount	Count	Amount	Count	Amount	Count	Balance

Deal Totals	4,266	966,346,144.66	4,192	945,077,048.92	657	864,402.69	50	12,612,721.13	0	0.00	0	0.00	4,142	931,134,193.74

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	7.17735840	7.17399196	355.14	354.79	6.84532948	6.84193371	6.84532948	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Deal Totals	15.84%		13.29%				13.29%

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

	10. Loan Status Report
				Delinquency Calculation Method: Mortgage Bankers Association

		Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
	Deal Totals

		Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

	Current	4,017	899,194,322.38	1	70,608.04	0	0.00	0	0.00	0.00	4,018	899,264,930.42

	30 days	103	25,956,650.00	0	0.00	0	0.00	0	0.00	0.00	103	25,956,650.00

	60 days	16	4,995,372.71	2	519,759.43	0	0.00	0	0.00	0.00	18	5,515,132.14

	90 days	3	397,481.18	0	0.00	0	0.00	0	0.00	0.00	3	397,481.18

	120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	Total	4,139	930,543,826.27	3	590,367.47	0	0.00	0	0.00	0.00	4,142	931,134,193.74

	Current	96.98%	96.57%	0.02%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	97.01%	96.58%

	30 days	2.49%	2.79%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.49%	2.79%

	60 days	0.39%	0.54%	0.05%	0.06%	0.00%	0.00%	0.00%	0.00%	0.00%	0.43%	0.59%

	90 days	0.07%	0.04%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.07%	0.04%

	120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Total	99.93%	99.94%	0.07%	0.06%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	100.00%

NOTE: Loans with both a Bankruptcy and Foreclosure status were

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	103	25,956,650.00		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	2.49%	2.79%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	18	5,515,132.14		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.43%	0.59%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	3	397,481.18		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.07%	0.04%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%			0.00%

Constant Default Rate	0.00%	0.00%			0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	9,663,461.00	28,990,384.00	395,022.00

14. Credit Enhancement Report

Reserve Accounts
			DEPOSITS		WITHDRAWALS

							Ending Balance

Description	Source	Beginning Balance	Investment Earnings	Other Deposits	Draws	Releases

CLASS A-4 YMA RESERVE FUND	Wachovia Securities	0.00	0.00	0.00	0.00	0.00	0.00

Hedge Agreements

Description	Provider	Termination Date		Amount Received From Provider		Amount Paid to Provider

CLASS A-4 Yield Maintenance Agreement	Wachovia Securities	11/01/2010		0.00		0.00

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	93.10721022%	100.00000000%

	Ending Percentage

M-1	5.62013151%

M-2	1.63918079%

M-3	1.24888042%

Class M Total:	8.50819272%

B-1	0.78056844%

B-2	0.62444829%

B-3	0.62444677%

Class B Total:	2.02946350%

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Accredit Loans Inc, 2006-QS8

October 25, 2006

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

Class B-2 Prepayment Distribution Trigger	False

Class B-3 Prepayment Distribution Trigger	False

Class M-2 Prepayment Distribution Trigger	False

Class M-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a
Delaware limited liability company, and HomeComings Financial Network, Inc., a Subservicer, changed its name to HomeComings Financial, LLC and converted from a Delaware corporation to a Delaware limited liability company.

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

10/24/2006	6:52:07PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Accredit Loans Inc., 2006-QS8

October 25, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	19,377,033.08
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	11,714.19
Total Deposits	19,388,747.27

Uses of Funds	Amount

Transfer to Certificate Account	19,333,991.66
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	54,755.61
Derivative Payment	N/A
Total Withdrawals	19,388,747.27

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A